LEASES (Schedule of Future Lease Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating leases
Year one	$ 2,702
Year two	2,035
Year three	825
Year four	735
Thereafter	784
Total future lease payements	7,081
Less imputed interest	(510)
Total lease liability balance	$ 6,571